Compensation Plans - Other Compensation Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchased number of shares (in shares)	2
Restricted cash awards, compensation expense	$ 188.3	$ 179.6
Restricted cash awards, cost expected to be recognized	$ 197.7
Restricted cash awards, cost expected to be recognized, period	3 years
Other Stock-Based Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for stock options and warrants (in shares)	96,000	313,000	325,000